(Logo omitted)
                                 FLAG INVESTORS
                           Investing With A Difference

                                Emerging Growth
                                      Fund

                                 Annual Report
                                October 31, 1999

LETTER TO SHAREHOLDERS

Dear Shareholders:

         Fiscal year ending October 31, 1999 is best described as a year of "haves" and "have-nots" in the market, unusual for investors by virtually any standard. Ending on a strong note, the Flag Investors Emerging Growth Fund advanced 13.6% in the final quarter and 27.7% for 12 months. More important, the long-term relative returns remained competitive. For five years ending October 31, 1999, the Fund produced an average annual rate of return of 16.9%, as compared to the Russell 2000 index return of 12.6%.

     Table 1 below provides performance comparisons as of October 31, 1999.

Table 1
All Periods Ending October 31, 1999

                                                                                           3 Years           5 Years
                                                       Fourth Quarter      One Year       Annualized       Annualized
                                                          7/31/99-         10/31/98-       10/31/96-        10/31/94-
                                                          10/31/99         10/31/99        10/31/99         10/31/99
---------------------------------------------------------------------------------------------------------------------
   Flag Investors Emerging Growth Fund--Class A*            13.6%             27.7%          11.6%             16.9%
---------------------------------------------------------------------------------------------------------------------
   NASDAQ (OTC) Industrial Index                            5.6%             50.2%          15.9%             16.3%
   Russell 2000 Index                                      -3.3%             14.9%           9.4%             12.6%
   Russell 2000 Growth Index                                0.6%             29.3%           9.6%             12.5%
   Lipper Small Capitalization Growth Fund Index            8.1%             41.7%          11.2%             15.9%
   S&P 500 Index                                            2.9%             25.7%          26.5%             26.0%

*Please refer to the Additional Performance Section of this report starting on page 6 for further information regarding performance. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. The Russell 2000 Index, Russell 2000 Growth Index, NASDAQ
 (OTC) Industrial Index and Standard & Poor's (S&P) 500 Index are unmanaged. The Russell 2000 Index is an indicator of small company growth performance; the Russell 2000 Growth Index is comprised of the Russell 2000 Index securities with greater-than-average growth orientations; the NASDAQ (OTC) Industrial Index is comprised of more than 3,000 industrial issues covered by the NASDAQ Composite Index; and the S&P 500 Index is an indicator of general market performance. While the Lipper Small Capitalization Growth Fund Index is unmanaged, it is comprised of the total return performance of the 30 largest funds in the Lipper Small Capitalization Growth Fund Average, which are managed. You cannot invest directly in an index.

         Our investment strategy has remained unchanged during the last six years. We invest in small, well-managed companies with a proprietary advantage and a large market opportunity. Our goal is to hold the companies for as long as they continue to grow.

         Table 2 on page 2 substantiates our long-term investment approach. During September 1999 when the Fund was comprised of 42 names, we identified the number of those companies held in the portfolio for the last one, two, three, four and five years. This exercise revealed that we have owned 57% of the current holdings for two years and 19% of the portfolio for five years. To further illustrate the point, the portfolio turnover continues to be very low - 38% for the last 12 months.

Table 2
Current Portfolio Comparisons Held at:

                                           1 Year    2 Years  3 Years   4 Years   5 Years
                               9/99         9/98       9/97     9/96      9/95      9/94
------------------------------------------------------------------------------------------
   Number of Companies          42           32         24       17        11         8
   % of Current Holdings       100%          76%        57%      40%       26%       19%

         While we have held our portfolio companies, aggregate earnings per share for the Fund have risen at more than 35% per year. This relentless growth in earnings has enabled the competitive long-term performance record illustrated in the growth of $100 chart below. Furthermore, for taxable investors, above-average performance and low turnover have provided high after-tax efficiency.

   Growth of $100 Since December 1993*
[Graphic omitted, plot points]

        FLAG Emerging Growth        S&P 500      Russell 2000     Russell 2000 Value     Russell 2000 Growth
Dec-93                100.00         100.00            100.00                 100.00                  100.00
Jan-94                102.05         103.40            103.13                 103.56                  102.66
Feb-94                105.18         100.59            102.76                 103.26                  102.21
Mar-94                 99.42          96.21             97.35                  98.64                   95.93
Apr-94                 96.38          97.44             97.92                  99.61                   96.08
May-94                 94.90          99.04             96.82                  99.46                   93.93
Jun-94                 88.08          96.61             93.56                  96.88                   89.91
Jul-94                 91.45          99.79             95.09                  98.67                   91.19
Aug-94                 99.42         103.88            100.39                 102.56                   97.88
Sep-94                101.64         101.34            100.05                 101.46                   98.29
Oct-94                106.00         103.61             99.65                  99.60                   99.34
Nov-94                101.89          99.84             95.62                  95.58                   95.32
Dec-94                105.03         101.32             98.18                  98.45                   97.57
Jan-95                106.51         103.95             96.94                  97.97                   95.58
Feb-95                113.44         108.00            100.97                 101.60                  100.00
Mar-95                115.58         111.19            102.70                 102.10                  102.92
Apr-95                112.53         114.46            104.99                 105.13                  104.47
May-95                114.26         119.04            106.79                 107.39                  105.83
Jun-95                126.63         121.80            112.33                 111.06                  113.13
Jul-95                132.81         125.84            118.80                 115.11                  121.95
Aug-95                138.34         126.16            121.26                 118.53                  123.45
Sep-95                146.09         131.48            123.43                 120.30                  125.99
Oct-95                140.89         131.01            117.91                 115.49                  119.79
Nov-95                143.64         136.76            122.86                 120.08                  125.08
Dec-95                144.25         139.40            126.10                 123.80                  127.85
Jan-96                140.68         144.14            125.96                 124.62                  126.80
Feb-96                153.21         145.48            129.89                 126.58                  132.58
Mar-96                153.73         146.88            132.53                 129.23                  135.20
Apr-96                171.13         149.04            139.62                 132.76                  145.58
May-96                178.88         152.89            145.12                 136.12                  153.04
Jun-96                172.44         153.47            139.16                 134.51                  143.10
Jul-96                151.21         146.69            127.01                 127.36                  125.63
Aug-96                163.39         149.78            134.38                 132.89                  134.93
Sep-96                175.31         158.21            139.64                 136.52                  141.88
Oct-96                166.52         162.58            137.48                 138.10                  135.76
Nov-96                171.92         174.86            143.15                 145.53                  139.53
Dec-96                170.51         171.40            146.90                 150.26                  142.25
Jan-97                182.96         182.11            149.84                 152.57                  145.81
Feb-97                168.49         183.54            146.20                 154.01                  137.00
Mar-97                153.83         176.00            139.30                 149.89                  127.33
Apr-97                154.37         186.50            139.69                 152.09                  125.85
May-97                183.23         197.86            155.22                 164.20                  144.77
Jun-97                192.81         206.72            161.88                 172.50                  149.68
Jul-97                197.42         223.17            169.41                 179.75                  157.34
Aug-97                205.66         210.67            173.29                 182.61                  162.06
Sep-97                223.12         222.21            185.98                 194.75                  174.99
Oct-97                209.64         214.78            177.81                 189.45                  164.47
Nov-97                208.28         224.73            176.66                 191.54                  160.56
Dec-97                205.80         228.59            179.75                 198.03                  161.52
Jan-98                203.70         231.11            176.91                 194.45                  159.37
Feb-98                224.23         247.78            189.98                 206.21                  173.45
Mar-98                240.87         260.47            197.81                 214.58                  180.73
Apr-98                235.93         263.09            198.90                 215.63                  181.83
May-98                209.51         258.57            188.18                 208.00                  168.63
Jun-98                213.89         269.07            188.57                 206.83                  170.35
Jul-98                189.85         266.19            173.30                 190.64                  156.13
Aug-98                147.17         227.70            139.64                 160.79                  120.09
Sep-98                164.56         242.29            150.58                 169.87                  132.27
Oct-98                181.40         262.00            156.72                 174.91                  139.17
Nov-98                192.72         277.88            164.93                 179.65                  149.97
Dec-98                219.51         293.89            175.13                 185.28                  163.54
Jan-99                209.72         306.18            177.46                 181.08                  170.90
Feb-99                189.27         296.66            163.09                 168.71                  152.95
Mar-99                190.88         308.53            165.63                 167.33                  158.40
Apr-99                198.49         320.48            180.47                 182.60                  172.38
May-99                200.86         312.92            183.11                 188.21                  172.66
Jun-99                214.45         330.28            191.38                 195.02                  181.76
Jul-99                204.07         319.97            186.14                 190.40                  176.14
Aug-99                201.97         318.37            179.25                 183.45                  169.55
Sep-99                215.38         309.65            179.29                 179.78                  172.83
Oct-99                231.45         329.25            180.02                 176.18                  177.25
---------------------------------------------------------------------------------------------------------------

---------
*This chart represents the performance of the Fund's A Shares for a certain time frame. Past Performance is no guarantee of future return. The returns listed assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charges. The average annual return of the Fund's Class A Shares ending 10/31/99 for the 1 year, 5 year, and 10 year time frames are 27.67%, 16.92%, and 9.79%, respectively. Please review additional performance information on page 6.

         Our philosophy is built on the evidence that historically, carefully selected emerging growth companies have produced superior returns for investors who resolutely held their shares while these companies compounded their sales and earnings at high rates. However, during the last year, this concept of superior earnings growth has not necessarily produced superior stock performance.

         Today's market of "haves" and "have-nots" has created extreme high and low stock prices and valuations. The portfolio has both benefited and suffered from this market aberration. The "haves", a smaller percentage of the small-cap sector, are generally technology or internet-related companies, whose sales, earnings, margins or some other measure of progress have surprised the "Street" on the upside. These stocks have had spectacular price increases and ultimately high valuations characteristic of a bull market. Portfolio holdings benefiting from this trend include BroadVision, ArthroCare Corporation and QRS Corporation.

         Conversely, the "have-nots", the majority of the sector, experienced severe price declines and valuations normally associated with bear markets. Examples of "have-nots" are:

1) Companies that have missed some measure of progress such as earnings or sales estimates,

2) Companies impacted by company-specific or industry issues that have clouded investor perceptions causing stock prices to remain flat and decline, in spite of continued growth, and

3)       Companies out of favor for fundamental reasons.

         Several portfolio holdings fell in these "have-not" scenarios and were negatively impacted. In the cases where the investment thesis remained intact, we capitalized on short-term price declines by adding to positions at depressed valuations, ultimately benefiting from their recoveries. Those companies included Aspect Development, Getty Images, and RSA Security. However, in other cases where it became apparent that our company's investment thesis had been violated, we eliminated positions such as Manugistics, Just for Feet, Central Garden & Pet Co.

         A noteworthy event that impacted the portfolio during the year was the unusually high number of mergers and acquisitions (M&A). The companies mentioned below were either acquired or sold at a premium resulting from M&A activity:

     Holding                        Acquirer                     Status
---------------------------------------------------------------------------
Transition Systems                  Eclipsys                      Held
Level One Communications            Intel                         Sold
GeoTel Communications               Cisco                         Sold
Coach USA                           Stage Coach, UK               Tendered
Integrated Systems                  Wind River                    Pending
Perclose                            Abbott Labs                   Pending

         We are optimistic about the long-term growth prospects of our portfolio companies. Our research suggests that these companies have the business opportunities and management skills to successfully execute their plans, allowing them to enjoy higher than average earnings growth. In spite of temporary market aberrations, we remain confident

   LETTER TO SHAREHOLDERS (CONCLUDED)

-------------------------------------------------------------------------------
   Chart 1
[Graphic ommited, plot points]
                Relative P/E Multiple

               Date            Relative P/E
               Dec-79            1.0405
               Mar-80            0.9701
               Jun-80            1.0556
               Sep-80            1.1358
               Dec-80            1.1176
               Mar-81            1.2262
               Jun-81            1.2326
               Sep-81            1.1622
               Dec-81            1.1818
               Mar-82            1.1571
               Jun-82            1.1806
               Sep-82            1.1585
               Dec-82            1.2143
               Mar-83            1.3271
               Jun-83            1.4320
               Sep-83            1.5537
               Dec-83            1.3659
               Mar-84            1.3796
               Jun-84            1.3854
               Sep-84            1.3267
               Dec-84            1.2500
               Mar-85            1.3832
               Jun-85            1.3475
               Sep-85            1.3534
               Dec-85            1.4135
               Mar-86            1.4211
               Jun-86            1.4465
               Sep-86            1.4514
               Dec-86            1.4145
               Jan-87            1.3736
               Feb-87            1.4713
               Mar-87            1.5198
               Apr-87            1.4713
               May-87            1.5200
               Jun-87            1.3500
               Jul-87            1.2684
               Aug-87            1.2667
               Sep-87            1.2461
               Oct-87            1.1479
               Nov-87            1.2016
               Dec-87            1.1544
               Jan-88            1.2273
               Feb-88            1.2537
               Mar-88            1.3876
               Apr-88            1.4560
               May-88            1.4113
               Jun-88            1.3538
               Jul-88            1.3701
               Aug-88            1.4474
               Sep-88            1.4407
               Oct-88            1.3898
               Nov-88            1.3772
               Dec-88            1.4609
               Jan-89            1.4215
               Feb-89            1.4661
               Mar-89            1.4132
               Apr-89            1.4309
               May-89            1.4488
               Jun-89            1.3840
               Jul-89            1.3259
               Aug-89            1.3630
               Sep-89            1.3507
               Oct-89            1.2761
               Nov-89            1.2878
               Dec-89            1.2606
               Jan-90            1.2313
               Feb-90            1.2555
               Mar-90            1.2643
               Apr-90            1.2500
               May-90            1.2229
               Jun-90            1.1859
               Jul-90            1.1210
               Aug-90            1.0769
               Sep-90            1.0292
               Oct-90            1.0222
               Nov-90            1.0345
               Dec-90            1.0544
               Jan-91            1.1419
               Feb-91            1.1750
               Mar-91            1.2500
               Apr-91            1.2970
               May-91            1.3353
               Jun-91            1.1879
               Jul-91            1.2197
               Aug-91            1.2584
               Sep-91            1.3161
               Oct-91            1.3135
               Nov-91            1.2737
               Dec-91            1.1950
               Jan-92            1.2160
               Feb-92            1.1921
               Mar-92            1.1422
               Apr-92            1.0042
               May-92            0.9830
               Jun-92            0.9697
               Jul-92            1.0045
               Aug-92            1.0093
               Sep-92            1.0184
               Oct-92            1.0577
               Nov-92            1.1226
               Dec-92            1.1449
               Jan-93            1.2296
               Feb-93            1.0566
               Mar-93            1.0744
               Apr-93            1.0583
               May-93            1.0957
               Jun-93            1.0433
               Jul-93            1.0693
               Aug-93            1.1014
               Sep-93            1.1471
               Oct-93            1.1667
               Nov-93            1.1650
               Dec-93            1.2100
               Jan-94            1.1531
               Feb-94            1.2280
               Mar-94            1.2011
               Apr-94            1.1813
               May-94            1.1429
               Jun-94            1.1429
               Jul-94            1.0955
               Aug-94            1.1436
               Sep-94            1.1808
               Oct-94            1.1850
               Nov-94            1.2050
               Dec-94            1.1902
               Jan-95            1.2000
               Feb-95            1.2250
               Mar-95            1.2160
               Apr-95            1.2342
               May-95            1.2050
               Jun-95            1.2805
               Jul-95            1.3436
               Aug-95            1.3750
               Sep-95            1.3413
               Oct-95            1.3148
               Nov-95            1.3077
               Dec-95            1.3198
               Jan-96            1.2222
               Feb-96            1.2609
               Mar-96            1.2888
               Apr-96            1.3158
               May-96            1.3368
               Jun-96            1.3077
               Jul-96            1.2363
               Aug-96            1.2703
               Sep-96            1.2487
               Oct-96            1.2176
               Nov-96            1.1546
               Dec-96            1.1951
               Jan-97            1.1921
               Feb-97            1.1650
               Mar-97            1.1263
               Apr-97            1.0663
               May-97            1.1111
               Jun-97            1.1442
               Jul-97            1.1216
               Aug-97            1.1620
               Sep-97            1.1826
               Oct-97            1.1312
               Nov-97            1.0649
               Dec-97            1.0823
               Jan-98            1.0474
               Feb-98            1.0201
               Mar-98            1.0266
               Apr-98            0.9962
               May-98            0.9845
               Jun-98            0.9480
               Jul-98            0.8764
               Aug-98            0.8664
               Sep-98            0.8443
               Oct-98            0.7881
               Nov-98            0.7797
               Dec-98            0.7987
               Jan-99            0.8486
               Feb-99            0.7735
               Mar-99            0.8168
               Apr-99            0.8375
               May-99            0.8914
               Jun-99            0.8476
               Jul-99            0.8778
               Aug-99            0.8581
               Sep-99             0.894
               Oct-99            0.8682

-------------------------------------------------------------------------------
   Chart 2
[Graphic ommited, plot points]
                Relative EPS Growth

             Date           Relative EPS Growth
            Dec-79               1.4324
            Mar-80               1.7411
            Jun-80               1.6581
            Sep-80               1.2574
            Dec-80               1.2953
            Mar-81               1.7582
            Jun-81               1.6914
            Sep-81               1.3297
            Dec-81               1.5643
            Mar-82               1.8936
            Jun-82               2.1308
            Sep-82               1.3440
            Dec-82               1.2458
            Mar-83               1.2843
            Jun-83               1.5906
            Sep-83               1.4714
            Dec-83               1.6329
            Mar-84               1.4274
            Jun-84               1.3554
            Sep-84               1.3958
            Dec-84               1.3743
            Mar-85               1.5870
            Jun-85               1.5859
            Sep-85               1.7217
            Dec-85               1.4907
            Mar-86               1.7769
            Jun-86               1.8333
            Sep-86               1.8130
            Dec-86               1.8880
            Jan-87               1.6474
            Feb-87               1.5936
            Mar-87               1.5619
            Apr-87               1.5204
            May-87               1.5821
            Jun-87               1.3861
            Jul-87               1.5024
            Aug-87               1.4009
            Sep-87               1.4009
            Oct-87               1.5415
            Nov-87               1.4061
            Dec-87               1.4948
            Jan-88               1.7193
            Feb-88               1.7371
            Mar-88               1.8012
            Apr-88               1.7679
            May-88               1.5508
            Jun-88               1.3958
            Jul-88               1.4824
            Aug-88               1.4023
            Sep-88               1.3631
            Oct-88               1.3721
            Nov-88               1.3892
            Dec-88               1.3455
            Jan-89               1.9655
            Feb-89               1.8142
            Mar-89               1.7542
            Apr-89               1.8889
            May-89               1.8067
            Jun-89               1.6102
            Jul-89               1.6303
            Aug-89               1.7414
            Sep-89               1.8000
            Oct-89               1.7632
            Nov-89               1.7679
            Dec-89               1.8981
            Jan-90               1.6336
            Feb-90               1.8362
            Mar-90               1.9009
            Apr-90               2.1020
            May-90               2.0408
            Jun-90               1.8763
            Jul-90               1.6772
            Aug-90               1.8017
            Sep-90               1.8793
            Oct-90               1.8257
            Nov-90               1.9381
            Dec-90               1.8427
            Jan-91               1.7091
            Feb-91               1.9072
            Mar-91               2.1412
            Apr-91               2.6618
            May-91               2.8030
            Jun-91               2.9649
            Jul-91               2.0000
            Aug-91               1.9429
            Sep-91               2.0577
            Oct-91               2.1881
            Nov-91               2.3299
            Dec-91               2.4348
            Jan-92               1.5030
            Feb-92               1.5432
            Mar-92               1.5414
            Apr-92               1.5667
            May-92               1.5867
            Jun-92               1.4094
            Jul-92               1.5621
            Aug-92               1.5828
            Sep-92               1.5741
            Oct-92               1.5926
            Nov-92               1.6689
            Dec-92               1.7286
            Jan-93               1.4693
            Feb-93               1.6753
            Mar-93               1.7162
            Apr-93               1.7986
            May-93               1.8483
            Jun-93               1.5486
            Jul-93               1.4645
            Aug-93               1.4969
            Sep-93               1.4810
            Oct-93               1.5419
            Nov-93               1.5526
            Dec-93               1.5638
            Jan-94               1.7482
            Feb-94               1.8385
            Mar-94               1.8106
            Apr-94               2.0315
            May-94               2.0313
            Jun-94               1.7266
            Jul-94               1.4937
            Aug-94               1.5125
            Sep-94               1.5250
            Oct-94               1.4877
            Nov-94               1.4815
            Dec-94               1.4479
            Jan-95               1.4688
            Feb-95               1.4870
            Mar-95               1.4610
            Apr-95               1.3375
            May-95               1.4516
            Jun-95               1.1667
            Jul-95               1.4383
            Aug-95               1.4390
            Sep-95               1.4479
            Oct-95               1.4845
            Nov-95               1.4713
            Dec-95               1.5163
            Jan-96               1.6978
            Feb-96               1.7970
            Mar-96               1.7769
            Apr-96               1.7813
            May-96               1.7710
            Jun-96               1.5926
            Jul-96               1.5882
            Aug-96               1.6222
            Sep-96               1.7015
            Oct-96               1.6277
            Nov-96               1.5870
            Dec-96               1.5942
            Jan-97               1.3436
            Feb-97               1.3904
            Mar-97               1.4604
            Apr-97               1.4286
            May-97               1.3851
            Jun-97               1.5101
            Jul-97               1.5646
            Aug-97               1.5811
            Sep-97               1.6507
            Oct-97               1.6294
            Nov-97               1.6596
            Dec-97               1.6594
            Jan-98               1.6569
            Feb-98               1.7355
            Mar-98               1.9259
            Apr-98               2.0196
            May-98               2.0196
            Jun-98               1.9057
            Jul-98               1.8545
            Aug-98               1.8056
            Sep-98               1.5600
            Oct-98               1.5455
            Nov-98               1.5289
            Dec-98               1.5246
            Jan-99               1.1319
            Feb-99               1.1124
            Mar-99               1.1071
            Apr-99               1.1098
            May-99               1.0726
            Jun-99               0.9396
            Jul-99               1.1005
            Aug-99               1.1534
            Sep-99               1.1117
            Oct-99               1.1465


that investors will ultimately reap the rewards of such earnings performance. In addition, price-to-earnings ratios (Chart 1) and historical relative earnings-per-share growth (Chart 2) indicate that the small-cap sector remains extremely attractive.

         In closing, I would like to welcome Steven A. Rockwell to the Flag Investors Emerging Growth Fund investment team. Steve joins Charlie Reid, Nick Coutros and me as an integral member of the research effort. Steve spent 19 years in Alex. Brown's research department, most recently as a Managing Director responsible for the food services industry. During his tenure, Steve gained national recognition, for both himself and the firm, as a leader in the food service industry. Prior to joining Brown Investment Advisory, Steve served as Director of Research at Ferris Baker Watts. He has over 23 years of investment experience and complements the emerging growth team with his in-depth knowledge of consumer companies.

Sincerely yours,

/s/ Frederick L. Meserve, Jr.

FREDERICK L. MESERVE, JR.
Portfolio Manager

November 22, 1999

FIVE LARGEST HOLDINGS

                                                                 Percent of
Company                                                          Net Assets
-----------------------------------------------------------------------------
    o    BroadVision, Inc.                                           15.0%
         Develops, markets and supports fully integrated application software solutions. The Company's solutions manage one-to-one relationships for the extended enterprise. The Company's software is used by the financial services, retail, distribution, high technology, telecommunications, and travel industries.

    o    QRS Corp.                                                    6.8%
         Provides merchandise and logistics solutions throughout the entire retail demand chain. Facilitates and optimizes the flow of information, goods, and services throughout the retail industry.

    o    RSA Security, Inc.                                           5.4%
         Delivers internet security solutions for electronic business worldwide. The Company provides a full range of products through its global direct sales force and authorized channel partners. RSA offers products in electronic security--authentication, encryption, and public key infrastructure.

    o    ArthroCare Corp.                                             5.2%
         Develops, manufactures, and markets patented Coblation and PORT technologies. The Company's medical devices allow surgeons to operate with increased precision and accuracy, with minimal damage to surrounding tissues.
         ArthroCare's systems are used to perform many types of closed joint surgery, as well as cosmetic surgery.

    o    Synopsys, Inc.                                               5.1%
         Develops, markets and supports high-level design automation software for designers of integrated circuits and electronics systems. The company has license agreements with over 400 customers, including major international semi-conductor, computer, communications, military and aerospace companies.

FLAG INVESTORS EMERGING GROWTH FUND


Additional Performance Information

         The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's initial public offering on June 15, 1988 through the most recent fiscal year-end and must reflect the impact of the Fund's total expenses and the currently effective 4.50% maximum sales charge for the Fund's Flag Investors Class A Shares and 4.00% maximum contingent deferred sales charge for the Fund's Flag Investors Class B Shares.

         While the following charts are required by SECrules, such comparisons are of limited utility since the indices shown are not adjusted for sales charges and ongoing management, distribution and operating expenses applicable to the Fund. An investor who wished to replicate the total return of these indices would have had to own the securities that they represent. Acquiring these securities would require a considerable amount of money and would incur expenses that are not reflected in the index results.

         The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent calendar quarter. The SECtotal return figures differ from those we reported because the time periods may be different and because the SECcalculation includes the impact of the currently effective 4.50% maximum sales charge for the Fund's Flag Investors Class AShares and the 4.00% maximum contingent deferred sales charge for the Fund's Flag Investors Class B Shares. These total returns correspond to those experienced by individual shareholders only if their shares were purchased on the first day of each time period and the maximum sales charge was paid. Any performance figures shown are for the full period indicated. Since investment return and principal value will fluctuate, an investor's shares may be worth more or less than their original cost when redeemed.

FLAG INVESTORS EMERGING GROWTH FUND

Change in Value of a $10,000 Investment in Class A Shares(1)
June 15, 1988-October 31, 1999

[Graphic omitted, plot points]
              Flag Investors                        NASDAQ (OTC)
              Emerging Growth      S&P 500           Industrial
               Fund $31,722     Index $67,173      Index $43,011

 6/88              9,550             10,000             10,000
10/88              9,059             10,313              9,225
10/89             12,468             13,036             11,000
10/90              8,524             12,061              8,891
10/91             14,539             16,101             15,045
10/92             12,916             17,705             16,184
10/93             13,992             20,350             20,001
10/94             14,517             21,137             19,957
10/95             19,296             26,726             24,057
10/96             22,805             33,167             27,668
10/97             28,718             43,816             32,745
10/98             23,729             53,452             28,642
10/99             31,722             67,173             43,011



Average Annual Total Return(1)

Periods Ended 10/31/99      1 Year     5 Years    10 Year    Since Inception(2)
   Class A Shares           21.93%      15.85%     9.28%          10.68%
--------------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's 4.50% maximum sales charge. Past performance is not an indicator of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

(2) 6/15/88.

FLAG INVESTORS EMERGING GROWTH FUND



Additional Performance Information (continued)

Change in Value of a $10,000 Investment in Class B Shares(1)
June 20, 1996-October 31, 1999

[Graphic ommited, plot points]
              Flag Investors                       NASDAQ (OTC)
              Emerging Growth      S&P 500          Industrial
               Fund $13,171      Index $21,452    Index $15,085

 6/96             10,000             10,000             10,000
10/96              9,932             10,593              9,703
10/97             12,385             13,994             11,485
10/98             10,337             17,071             10,046
10/99             13,171             21,452             15,085




Average Annual Total Return(1)

Periods Ended 10/31/99        1 Year            Since Inception(2)
   Class B Shares             22.64%                  8.53%
------------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions and include the Fund's 4.00% maximum contingent deferred sales charge. Past performance is not an indicator of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
(2) 6/20/96.

FLAG INVESTORS EMERGING GROWTH FUND

Change in Value of a $10,000 Investment in Institutional Shares(1) November 2, 1995-October 31, 1999

[Graphic ommited, plot points]
              Flag Investors
              Emerging Growth        S&P 500          NASDAQ (OTC)
               Fund $16,318       Index $24,072    Industrial $17,310

11/95             10,000             10,000             10,000
10/96             11,648             11,887             11,134
10/97             14,718             15,702             13,178
10/98             12,748             19,155             11,527
10/99             16,318             24,072             17,310



Average Annual Total Return(1)

Periods Ended 10/31/99                1 Year        Since Inception(2)
   Institutional Shares               28.01%             13.04%
------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions. Past performance is not an indicator of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
(2)  11/2/95.

FLAG INVESTORS EMERGING GROWTH FUND



Additional Performance Information (concluded)

Change in Value of a $10,000 Investment in Brown Investment Advisory & Trust
   (BIAT) Shares(1)
(formerly Alex. Brown Capital Advisory&Trust Shares)
May 9, 1997-October 31, 1999

[graphic omitted, plot points]
              Flag Investors        S&P 500          NASDAQ (OTC)
            Growth Fund $13,841   Index $17,655   Industrial $16,900

 5/97             10,000             10,000             10,000
10/97             12,468             11,516             12,866
10/98             10,815             14,048             11,254
10/99             13,841             17,655             16,900


Average Annual Total Return(1)

Periods Ended 10/31/99          1 Year            Since Inception(2)
   BIAT Shares                  27.98%                 14.02%
-----------------------------------------------------------------------------

(1) These figures assume the reinvestment of dividends and capital gain distributions. Past performance is not an indicator of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
(2) 5/9/97.

FLAG INVESTORS EMERGING GROWTH FUND


Statement of Net Assets                                       October 31, 1999

       No. of                                                                                                      Percent of
       Shares                        Security                                                    Value             Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.2%

Building & Construction - 0.6%

           37,650                Trex Company, Inc.*                                         $    891,834                0.6%
                                                                                             ------------              ------
Business Services - 18.6%

          133,800                AHL Services, Inc.*                                            2,542,200                1.8
          160,100                Aspect Development, Inc.*                                      5,663,538                3.9
           90,750                Documentum, Inc.*                                              2,575,031                1.8
          150,600                MemberWorks, Inc.*                                             4,009,725                2.7
          179,950                QRS Corp.*                                                    10,009,719                6.8
          191,850                Wilmar Industries, Inc.*                                       2,350,162                1.6
                                                                                             ------------              ------
                                                                                               27,150,375               18.6
                                                                                             ------------              ------
Capital Goods - 3.4%

          191,300                Advanced Lighting Technologies, Inc.*                          1,183,669                0.8
          116,800                ATMI, Inc.*                                                    3,146,300                2.2
           59,450                Railworks Corp.*                                                 598,216                0.4
                                                                                             ------------              ------
                                                                                                4,928,185                3.4
                                                                                             ------------              ------
Consumer Services - 15.9%

          214,137                Apollo Group, Inc. - Class A*                                  5,634,480                3.8
          410,300                Avado Brands, Inc.                                             2,307,937                1.6
           57,000                Bright Horizons Family Solutions*                                837,187                0.6
           67,000                Il Fornaio (America) Corp.*                                      586,250                0.4
          287,112                O'Charleys, Inc.*                                              4,396,402                3.0
           83,625                Papa John's International*                                     3,125,484                2.1
          116,200                Starbucks Corp.*                                               3,159,187                2.2
          248,125                Sylvan Learning Systems, Inc.*                                 3,210,117                2.2
                                                                                             ------------              ------
                                                                                               23,257,044               15.9
                                                                                             ------------              ------
Health Care Services - 9.6%

           46,700                Collagenex Pharmaceuticals, Inc.*                                793,900                0.5
          231,287                Eclipsys Corp.*                                                3,671,681                2.5
           33,900                Guilford Pharmaceuticals, Inc.*                                  533,925                0.4
           45,650                Incyte Pharmaceuticals, Inc.*                                    878,763                0.6
          367,950                PSS World Medical, Inc.*                                       2,851,613                2.0
          282,950                Sunrise Assisted Living, Inc.*                                 3,112,450                2.1
          479,900                US Oncology, Inc.*                                             2,144,553                1.5
                                                                                             ------------              ------
                                                                                               13,986,885                9.6
                                                                                             ------------              ------

FLAG INVESTORS EMERGING GROWTH FUND

Statement of Net Assets (concluded)                          October 31, 1999


       No. of                                                                                                      Percent of
       Shares                        Security                                                    Value             Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Health Equipment and Services - 9.0%

          104,700                ArthroCare Corp.*                                           $  7,590,750                5.2%
           42,800                Bionx Implants, Inc.*                                            144,450                0.1
          112,475                Perclose*                                                      5,497,216                3.7
                                                                                             ------------              ------
                                                                                               13,232,416                9.0
                                                                                             ------------              ------
Media/Communications - 3.4%

            2,400                Cumulus Media, Inc. - Class A*                                    86,100                0.0
          160,900                Getty Images, Inc.*                                            4,957,731                3.4
                                                                                             ------------              ------
                                                                                                5,043,831                3.4
                                                                                             ------------              ------
Technology Software/Services - 29.2%

          298,800                BroadVision, Inc.*                                            21,999,150               15.0
          311,325                Integrated Systems, Inc.*                                      5,234,152                3.6
           14,600                Novadigm, Inc.*                                                  190,713                0.1
          224,900                RSA Security, Inc.*                                            7,983,950                5.4
          119,646                Synopsys, Inc.*                                                7,455,441                5.1
                                                                                             ------------              ------
                                                                                               42,863,406               29.2
                                                                                             ------------              ------
Technology Systems/Semi Conductors - 2.8%

          105,150                Astropower, Inc.*                                              1,360,378                0.9
          234,950                Sipex Corp.*                                                   2,701,925                1.9
                                                                                             ------------              ------
                                                                                               4,062,303                 2.8
                                                                                             ------------              ------
Telecommunication - Long Distance - 2.1%

          137,850                Pacific Gateway Exchange, Inc.*                                3,136,088                2.1
                                                                                             ------------              ------
Transportation - 4.6%

          107,050                Atlantic Coast Airlines, Inc.*                                 2,488,913                1.7
          132,650                Forward Air Corp.*                                             3,904,884                2.6
           66,975                Landair Services, Inc.*                                          414,408                0.3
                                                                                             ------------              ------
                                                                                                6,808,205                4.6
                                                                                             ------------              ------
Total Common Stock
      (Cost $99,534,368)                                                                      145,360,572               99.2
                                                                                             ------------              ------

FLAG INVESTORS EMERGING GROWTH FUND


        Par                                                                                                        Percent of
       (000)                         Security                                                    Value             Net Assets
--------------------------------------------------------------------------------------------------------------------------------
  Repurchase Agreement - 0.9%
$           1,342                Goldman Sachs & Co., 5.10%,
                                   Dated 10/29/99, to be repurchased
                                   for $1,342,573 on 11/1/99,
                                   collateralized by U.S. Treasury Bonds,
                                   5.625% due 2/28/01with a market
                                   value of $1,369,425
                                   (Cost $1,342,000)                                         $  1,342,000                0.9%
                                                                                             ------------              ------

Total Investments
            (Cost $100,876,368)**                                                             146,702,572              100.1

Liabilities in Excess of Other Assets                                                            (205,166)              (0.1)
                                                                                             ------------              ------
Net Assets                                                                                   $146,497,406              100.0%
                                                                                             ============              ======

Net Asset Value and Redemption Price Per:
            Class A Share
                    ($70,236,178 / 2,883,616 shares outstanding)                                   $24.36
                                                                                                   ======
            Class B Share
                    ($3,662,064 / 154,704 shares outstanding)                                      $23.67***
                                                                                                   ======
            Institutional Share
                    ($7,578,320 / 308,850 shares outstanding)                                      $24.54
                                                                                                   ======
            BIAT Share
                    ($65,020,844 / 2,647,766 shares outstanding)                                   $24.56
                                                                                                   ======
Maximum Offering Price Per:
            Class A Share
                    ($24.36 / 0.955)                                                               $25.51
                                                                                                   ======
            Class B Share                                                                          $23.67
                                                                                                   ======
            Institutional Share                                                                    $24.54
                                                                                                   ======
            BIAT Share                                                                             $24.56
                                                                                                   ======

--------------
  *Non-income producing security.
 **Aggregate cost for federal tax purposes was $102,316,490.
***Redemption value is $22.72 following a 4% maximum contingent deferred sales charge.


                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND


Statement of Operations

                                                                                   For the
                                                                                  Year Ended
                                                                                  October 31,
                                                                                     1999
-----------------------------------------------------------------------------------------------
Investment Income:
      Dividends                                                                 $      22,445
      Interest                                                                        264,825
                                                                                -------------
                        Total investment income                                       287,270
                                                                                -------------
Expenses:
      Investment advisory fee                                                       1,169,346
      Distribution fees                                                               213,998
      Professional fees                                                               145,011
      Transfer agent fee                                                               81,307
      Accounting fees                                                                  60,637
      Custodian fees                                                                   47,252
      Registration fees                                                                35,724
      Printing and Postage                                                             26,696
      Directors' fees                                                                   5,847
      Miscellaneous                                                                     4,059
                                                                                -------------
                        Total expenses                                              1,789,877
                                                                                -------------
Expenses in excess of investment income                                            (1,502,607)
                                                                                -------------
Realized and unrealized gain on investments:

      Net realized gain from security transactions                                  6,595,357
      Change in unrealized appreciation/depreciation of investments                28,398,384
                                                                                -------------
      Net gain on investments                                                      34,993,741
                                                                                -------------

Net increase in net assets resulting from operations                              $33,491,134
                                                                                =============



                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND


Statements of Changes in Net Assets

                                                                                            For the Years Ended October 31,
                                                                                             1999                   1998
Increase/(Decrease) in Net Assets:
Operations:
      Expenses in excess of investment income                                           $ (1,502,607)           $ (1,252,660)
      Net realized gain/(loss) from security
            transactions                                                                   6,595,357              (1,729,647)
      Change in unrealized appreciation/
            depreciation of investments                                                   28,398,384             (15,958,185)
                                                                                        ------------            ------------
      Net increase/(decrease) in net assets resulting
            from operations                                                               33,491,134             (18,940,492)
                                                                                        ------------            ------------
Dividends to Shareholders from:
      Net investment income and short-term gains:
            Class A Shares                                                                        --                (655,545)
            Class B Shares                                                                        --                 (53,761)
            Institutional Shares                                                                  --                (117,815)
            BIAT Shares                                                                           --                (320,098)
      Net realized long-term gains:
            Class A Shares                                                                        --              (2,622,180)
            Class B Shares                                                                        --                (215,043)
            Institutional Shares                                                                  --                (471,259)
            BIAT Shares                                                                           --              (1,280,392)
                                                                                        ------------            ------------
      Total distributions                                                                          --             (5,736,093)
                                                                                        ------------            ------------
Capital Share Transactions:
      Proceeds from sale of shares                                                        62,295,373              51,002,445
      Value of shares issued in
            reinvestment of dividends                                                              --              5,494,066
      Cost of shares repurchased                                                         (72,562,378)            (34,109,172)
                                                                                        ------------            ------------
      Increase/(decrease) in net assets derived from
            capital share transactions                                                   (10,267,005)             22,387,339
                                                                                        ------------            ------------
      Total increase/(decrease) in net assets                                             23,224,129              (2,289,246)

Net Assets:
      Beginning of year                                                                  123,273,277             125,562,523
                                                                                        ------------            ------------
      End of year (including accumulated net
            investment loss of $(6,233) and $0,
            respectively)                                                               $146,497,406            $123,273,277
                                                                                        ============            ============


                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND


Financial Highlights -- Class A Shares
(For a share outstanding throughout each year)

                                                                           For the
                                                                         Year Ended
                                                                         October 31,
                                                                            1999
------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net asset value at beginning of year                                $   19.08
                                                                          ---------
Income from Investment Operations:
      Expenses in excess of investment income                                 (0.28)
      Net realized and unrealized gain/(loss) on investments                   5.56
                                                                          ---------
      Total from Investment Operations                                         5.28
Less Distributions:
      Distributions from net realized short-term gains                           --
      Distributions from net realized long-term gains                            --
                                                                          ---------
      Total distributions                                                        --
                                                                          ---------
      Net asset value end of year                                         $   24.36
                                                                          ---------
Total Return(1)                                                               27.67%
Ratios to Average Daily Net Assets:
      Expenses                                                                 1.40%
      Expenses in excess of investment income                                 (1.19)%
Supplemental Data:
      Net assets at end of year (000)                                     $  70,236
      Portfolio turnover rate                                                    38%

------------
(1) Total return excludes the effect of sales charge.
(2) Calculated based on
    average shares.

FLAG INVESTORS EMERGING GROWTH FUND


                          For the Years Ended October 31,

      1998                    1997               1996                 1995

   $  23.17                $  19.14             $  17.09            $  12.90
   --------                --------             --------             -------

      (0.22)(2)               (0.18)               (0.15)              (0.09)
      (2.82)                   4.95                 3.10                4.32
   --------                --------             --------             -------
      (3.04)                   4.77                 2.95                4.23

      (0.21)                  (0.21)               (0.30)                 --
      (0.84)                  (0.53)               (0.60)              (0.04)
   --------                --------             --------             -------
      (1.05)                  (0.74)               (0.90)              (0.04)
   --------                --------             --------             -------
   $  19.08                $  23.17             $  19.14             $ 17.09
   ========                ========             ========             =======
     (13.48)%                 25.93%               18.19%              32.92%

       1.41%                   1.44%                1.50%               1.50%
      (1.03)%                 (0.97)%              (0.83)%             (0.64)%

    $65,247                 $71,123              $45,325             $38,127
         23%                     42%                 24%                  39%



                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND


Financial Highlights -- Class B Shares
(For a share outstanding throughout each period)

                                                                                                         For the Period
                                                                                                         June 20, 1996(1)
                                                                                                              through
                                                               For the Years Ended October 31,              October 31,
--------------------------------------------------------------------------------------------------------------------------
                                                      1999               1998                1997               1996
Per Share Operating Performance:
      Net asset value at beginning
            of period                              $ 18.69             $ 22.88              $ 19.10            $ 19.22
                                                   -------             -------              -------            -------
Income from Investment Operations:
      Expenses in excess of investment
      income                                         (0.55)              (0.37)(2)            (0.18)             (0.12)
      Net realized and unrealized
            gain/(loss) on investments                                    5.53                (2.77)              4.70
                                                   -------             -------              -------            -------
      Total from Investment Operations                4.98               (3.14)                4.52              (0.12)
                                                   -------             -------              -------            -------
Less Distributions:
      Distributions from net realized
            short-term gains                            --               (0.21)               (0.21)                --
      Distributions from net realized
            long-term gains                             --               (0.84)               (0.53)                --
                                                   -------             -------              -------            -------
      Total distributions                               --               (1.05)               (0.74)                --
                                                   -------             -------              -------            -------
      Net asset value at end of period             $ 23.67             $ 18.69              $ 22.88            $ 19.10
                                                   =======             =======              =======            =======
Total Return(3)                                      26.65%             (14.11)%              24.69%             (0.62)%
Ratios to Average Daily Net Assets:
      Expenses                                        2.15%               2.16%                2.19%              2.25%(4)
      Expenses in excess of investment
      income                                         (1.94)%             (1.77)%              (1.73)%            (1.67)%(4)
Supplemental Data:
      Net assets at end of period (000)            $ 3,662             $ 5,155              $ 5,719            $   772
      Portfolio turnover rate                           38%                 23%                  42%                24%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Total return excludes the effect of sales charge.
(4) Annualized.


                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND


Financial Highlights -- Institutional Shares
(For a share outstanding throughout each period)

                                                                                                         For the Period
                                                                                                        November 2, 1995(1)
                                                                                                              through
                                                                 For the Years Ended October 31,             October 31,
---------------------------------------------------------------------------------------------------------------------------
                                                            1999               1998               1997           1996
Per Share Operating Performance:
      Net asset value at beginning of
      period                                               $ 19.17            $ 23.25            $ 19.15       $ 17.45
                                                           -------            -------            -------       -------
Income from Investment Operations:
      Expenses in excess of investment
            income                                           (0.21)             (0.17)(2)          (0.26)        (0.12)
      Net realized and unrealized
            gain/(loss) on investments                        5.58              (2.86)              5.10          2.72
                                                           -------            -------            -------       -------
      Total from Investment Operations                        5.37              (3.03)              4.84          2.60
                                                           -------            -------            -------       -------
Less Distributions:
      Distributions from net realized
            short-term gains                                    --              (0.21)             (0.21)        (0.30)
      Distributions from net realized
            long-term gains                                     --              (0.84)             (0.53)        (0.60)
                                                           -------            -------            -------       -------
      Total distributions                                       --              (1.05)             (0.74)        (0.90)
                                                           -------            -------            -------       -------
      Net asset value at end of period                     $ 24.54             $19.17            $ 23.25       $ 19.15
                                                           -------            -------            -------       -------
Total Return                                                 28.01%            (13.39)%            26.36%        16.48%

Ratios to Average Daily Net Assets:
      Expenses                                                1.15%              1.16%              1.19%         1.25%(3)
      Expenses in excess of investment
      income                                                 (0.94)%            (0.76)%            (0.74)%       (0.61)%(3)
Supplemental Data:
      Net assets at end of period (000)                     $7,578             $6,243            $13,068       $19,751
      Portfolio turnover rate                                   38%                23%                42%           24%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.


                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND



Financial Highlights -- BIAT Shares
(For a share outstanding throughout each period)

                                                                                                  For the Period
                                                                                                  May 9, 1997(1)
                                                                                                      through
                                                       For the Years Ended October 31,               October 31,
-------------------------------------------------------------------------------------------------------------------
                                                          1999                1998                      1997
Per Share Operating Performance:
      Net asset value at
            beginning of period                          $ 19.19            $ 23.24                   $ 18.64
                                                         -------            -------                   -------
Income from Investment Operations:
      Expenses in excess of investment
      income                                               (0.21)             (0.17)(2)                 (0.06)
      Net realized and unrealized
            gain/(loss) on investments                      5.58              (2.83)                     4.66
                                                         -------            -------                   -------
      Total from Investment
            Operations                                      5.37              (3.00)                     4.60
                                                         -------            -------                   -------
Less Distributions:
      Distributions from net realized
            short-term gains                                  --              (0.21)                       --
      Distributions from net realized
            long-term gains                                   --              (0.84)                       --
                                                         -------            -------                   -------
Total Distributions                                           --              (1.05)                       --
                                                         -------            -------                   -------
Net asset value at end of period                         $ 24.56            $ 19.19                   $ 23.24
                                                         =======            =======                   =======
Total Return                                               27.98%            (13.26)%                   24.68%
Ratios to Average Daily Net Assets:
      Expenses                                              1.15%              1.16%                     1.19%(3)
      Expenses in excess of investment
      income                                               (0.94)%            (0.80)%                   (0.69)%(3)
Supplemental Data:
      Net assets at end of period (000)                  $65,021            $46,628                    $35,653
      Portfolio turnover rate                                 38%                23%                       42%

------------
(1) Commencement of operations.
(2) Calculation based on average shares.
(3) Annualized.


                       See Notes to Financial Statements.

FLAG INVESTORS EMERGING GROWTH FUND


Notes to Financial Statements

NOTE 1 -- Significant Accounting Policies

         Flag Investors Emerging Growth Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on July 2, 1987 and began operations December 30, 1987, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its objective is to seek long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

         The Fund consists of four share classes: Class A Shares, which commenced June 15, 1988; Institutional Shares, which commenced November 2, 1995; Class B Shares, which commenced June 20, 1996; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997.

         The Class A and Class B Shares are subject to different sales charges and distribution fees. The Class A Shares have a front-end sales charge and the Class B Shares have a contingent deferred sales charge. The Institutional Shares and BIAT Shares do not have a front-end sales charge, a contingent deferred sales charge or a distribution fee.

         When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the year. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

         A. Security Valuation -- The Fund values a portfolio security that is primarily traded on a national exchange, or the NASDAQ National Market, by using the last price reported for the day. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

         B. Repurchase Agreements-- The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The

FLAG INVESTORS EMERGING GROWTH FUND

NOTE 1 -- concluded

            Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

         C. Federal Income Taxes -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

                  The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes . As a result, the Fund has made no provisions for federal income or excise taxes.

         D. Securities Transactions, Investment Income, Distributions and Other -- The Fund uses the trade date to account for security transactions and the specific identification cost method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts when appropriate. Income and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 -- Investment Advisory Fees, Transactions with Affiliates and Other Fees

         Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Deutsche Bank AG, is the Fund's investment advisor and Brown Investment Advisory & Trust (BIAT) is the Fund's sub-advisor. As compensation for its advisory services the Fund pays ICC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its subadvisory services, ICC pays BIAT an annual fee equal to 0.55% of the Fund's average daily net assets. For the year ended October 31, 1999, ICC's advisory fee was $1,169,346 of which $101,055 was payable at the end of the year.

         On June 4, 1999, Bankers Trust Corporation, the parent company of Investment Company Capital Corp ("ICC"), the investment advisor to the Fund was acquired by Deutsche Bank AG. As a result, ICC also became an indirect wholly-owned subsidiary of Deutsche Bank AG.

FLAG INVESTORS EMERGING GROWTH FUND


NOTE 2 -- concluded

         Certain officers and directors of the Fund are also officers or directors of the Fund's investment advisors.

         ICC also provides accounting services to the Fund for which the Fund pays ICC an annual fee that is calculated daily based upon its average daily net assets and paid monthly. For the year ended October 31, 1999, ICC's fee was $60,637, of which $5,181 was payable at the end of the year.

         ICC also provides transfer agency services for the Fund for which the Fund pays ICC a per account fee that is calculated and paid monthly. For the year ended October 31, 1999, ICC's fee was $81,307 of which $18,561 was payable at the end of the year.

         Bankers Trust Company is the Fund's custodian. For the year ended October 31, 1999, Banker's Trust's fee was $47,252 of which $22,046 was payable at the end of the year.

         ICC Distributors, Inc. ("ICC Distributors"), a member of the Forum Financial Group of companies, provides distribution services to the Fund for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly. This fee is paid at an annual rate equal to 0.25% of the Class A Shares' average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Class B Shares' average daily net assets. No distribution fees are charged to the Institutional and BIAT Shares. For the year ended October 31, 1999, ICC Distributors fee was $213,998 of which $17,255 was payable at the end of the year.

         The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 1999 was $1,739, and the accrued liability was $6,637.

FLAG INVESTORS EMERGING GROWTH FUND

NOTE 3 -- Capital Share Transactions


         The Fund is authorized to issue up to 20 million shares of $.001 par value capital stock (8 million Class A, 1 million Class B, 5 million Institutional, 5 million BIAT and 1 million undesignated). Transactions in shares of the Fund are listed below.

                                                                             Class A Shares
                                                             --------------------------------------------
                                                              For the                               For the
                                                             Year Ended                           Year Ended
                                                            Oct. 31, 1999                        Oct. 31, 1998
                                                           --------------                       --------------
      Shares sold                                              1,515,812                            1,026,573
      Shares issued to shareholders on
         reinvestment of dividends                                    --                              148,041
      Shares redeemed                                         (2,051,847)                            (823,988)
                                                           --------------                    ----------------
      Net increase/(decrease) in shares outstanding             (536,035)                             350,626
                                                           ==============                    ================
      Proceeds from sale of shares                           $31,943,780                          $21,111,802
      Value of reinvested dividends                                   --                            3,068,894
      Cost of shares redeemed                                (43,621,960)                         (16,839,860)
                                                           --------------                    ----------------
      Net increase/(decrease) from capital share
         transactions                                       $(11,678,180)                         $ 7,340,836
                                                           ==============                    ================

                                                                             Class B Shares
                                                              --------------------------------------------
                                                              For the                               For the
                                                             Year Ended                           Year Ended
                                                            Oct. 31, 1999                        Oct. 31, 1998
                                                           --------------                       --------------
      Shares sold                                                 20,443                              107,106
      Shares issued to shareholders on
         reinvestment of dividends                                    --                               12,906
      Shares redeemed                                           (141,506)                             (94,232)
                                                           --------------                    ----------------
      Net increase/(decrease) in shares outstanding             (121,063)                              25,780
                                                           ==============                    ================
      Proceeds from sale of shares                             $ 408,881                          $ 2,245,546
      Value of reinvested dividends                                   --                              263,666
      Cost of shares redeemed                                 (2,902,871)                          (1,909,628)
                                                           --------------                    ----------------
      Net increase/(decrease) from capital share
         transactions                                        $(2,493,990)                           $ 599,584
                                                           ==============                    ================

FLAG INVESTORS EMERGING GROWTH FUND


NOTE 3 -- concluded

                                                                          Institutional Shares
                                                              --------------------------------------------
                                                              For the                               For the
                                                             Year Ended                           Year Ended
                                                            Oct. 31, 1999                        Oct. 31, 1998
                                                           --------------                       --------------
      Shares sold                                                569,819                               20,073
      Shares issued to shareholders on
         reinvestment of dividends                                    --                               27,198
      Shares redeemed                                           (586,592)                            (283,690)
                                                           --------------                    ----------------
      Net decrease in shares outstanding                         (16,773)                            (236,419)
                                                           ==============                    ================
      Proceeds from sale of shares                          $ 12,357,525                            $ 509,820
      Value of reinvested dividends                                   --                              566,256
      Cost of shares redeemed                                (12,773,882)                          (6,892,979)
                                                           --------------                    ----------------
      Net decrease from capital share
         transactions                                         $ (416,357)                         $(5,816,903)
                                                           ==============                    ================

                                                                               BIAT Shares
                                                              --------------------------------------------
                                                              For the                           For the Period
                                                             Year Ended                        May 9, 1997(1) to
                                                            Oct. 31, 1999                        Oct. 31, 1998
                                                           --------------                       --------------
      Shares sold                                                840,979                            1,257,491
      Shares issued to shareholders on
         reinvestment of dividends                                    --                               76,695
      Shares redeemed                                           (623,346)                            (437,945)
                                                           --------------                    ----------------
      Net increase in shares outstanding                         217,633                              896,241
                                                           ==============                    ================
      Proceeds from sale of shares                           $17,585,187                          $27,135,277
      Value of reinvested dividends                                   --                            1,595,250
      Cost of shares redeemed                                (13,263,665)                          (8,466,705)
                                                           --------------                    ----------------
      Net increase from capital share
        transactions                                         $ 4,321,522                          $20,263,822
                                                           ==============                    ================

-------------
(1) Commencement of operations.

FLAG INVESTORS EMERGING GROWTH FUND


Notes to Financial Statements (concluded)

NOTE 4 -- Investment Transactions

         Excluding short-term obligations, purchases of investment securities aggregated $49,621,897 and sales of investment securities aggregated $56,194,644 for the year ended October 31, 1999.

         On October 31, 1999, aggregate net unrealized appreciation over tax cost for portfolio securities was $44,386,082 of which $66,924,901 related to appreciated securities and $22,538,819 related to depreciated securities.

NOTE 5 -- Net Assets

         On October 31, 1999, net assets consisted of:

Paid-in capital
      Class A Shares                                              $ 36,472,766
      Class B Shares                                                 3,302,226
      Institutional Shares                                           3,308,917
      BIAT Shares                                                   54,622,936
Accumulated net realized gain from security transactions             2,970,590
Unrealized appreciation of investments                              45,826,204
Accumulated net investment loss                                         (6,233)
                                                                  ------------
                                                                  $146,497,406
                                                                  ============

NOTE 6 -- Risks of Investing Small and Emerging Growth Companies

         There are risks to investors inherent in the characteristics of emerging growth companies. The companies in which the Fund may invest may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

FLAG INVESTORS EMERGING GROWTH FUND


Report of Independent Accountants

To the Shareholders and Directors of
Flag Investors Emerging Growth Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flag Investors Emerging Growth Fund, Inc. (the "Fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PRICEWATERHOUSECOOPERS LLP
Baltimore, Maryland
December 7, 1999

FLAG INVESTORS EMERGING GROWTH FUND


Shareholder Meeting (unaudited)

         A Special Meeting of Shareholders of the Flag Investors Emerging Growth Fund, Inc. (the "Special Meeting") was held on October 7, 1999, at which time shareholders voted to approve a new investment advisory agreement (the "Advisory Agreement") with ICC. Shareholders also approved a new sub-advisory agreement with Brown Investment Advisory &Trust (the "Sub-Advisory Agreement"). Shareholders also elected the Board of Directors. Shareholders also voted not to eliminate, modify or reclassify certain fundamental restrictions of the Fund.

FLAG INVESTORS EMERGING GROWTH FUND


         The results of the shareholder voting at the Special Meeting are as follows:

                                                                              Withheld/       Broker
   Proposal                                     For          Against          Abstain        Non-Votes
-------------------------------------------------------------------------------------------------------
   Elect Truman T. Semans                     5,305,307                        15,678
   Elect Richard R. Burt                      5,307,299                        13,686
   Elect Richard T. Hale                      5,305,307                        15,678
   Elect Joseph R. Hardiman                   5,307,299                        13,686
   Elect Louis E. Levy                        5,307,299                        13,686
   Elect Eugene J. McDonald                   5,307,299                        13,686
   Elect Rebecca W. Rimel                     5,306,813                        14,172
   Elect Robert H. Wadsworth                  5,307,299                        13,686
   Investment Advisory Agreement
       with ICC                               5,283,659       12,220           25,106
   Sub-Advisory Agreement with
       ICC and Brown Investment
       Advisory&Trust                        5,284,738       12,277           23,970
   Eliminate policy regarding
       short sales                            3,435,372       58,787           29,930         1,796,896
   Eliminate policy regarding
       purchasing securities on margin        3,424,237       69,921           29,930         1,796,897
   Eliminate policy regarding oil,
       gas and mineral interests              3,437,761       55,189           31,139         1,796,896
   Modify policy regarding
       commodities                            3,436,656       57,503           29,930         1,796,896
   Modify the Fund's fundamental
       investment policy concerning
       borrowing                              3,436,870       57,289           29,930         1,796,896

FLAG INVESTORS EMERGING GROWTH FUND


Directors and Officers

                                TRUMAN T. SEMANS
                                    Chairman

              RICHARD R. BURT                   REBECCA W. RIMEL
                 Director                           Director

              RICHARD T. HALE                  ROBERT H. WADSWORTH
                 Director                           Director

            JOSEPH R. HARDIMAN                 CARL W. VOGT, ESQ.
                 Director                           President

               LOUIS E. LEVY                      AMY M. OLMERT
                 Director                           Secretary

            EUGENE J. MCDONALD                  CHARLES A. RIZZO
                 Director                           Treasurer

                                DANIEL O. HIRSCH
                              Assistant Secretary


Investment Objective

An open-end mutual fund seeking long-term capital appreciation primarily through investment in a diversified portfolio of small and mid-sized emerging growth companies.

                      This page intentionally left blank.

                      This page intentionally left blank.

                This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

                For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                                  (Logo Here)

                                 Flag Investors
                          Investing With A Difference

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                   Specialty
                       Flag Investors Communications Fund
                   Flag Investors Real Estate Securities Fund

                                    Balanced
                        Flag Investors Value Builder Fund

                                  Fixed Income
                  Flag Investors Short-Intermediate Income Fund
              Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                   Flag Investors Managed Municipal Fund Shares

                                  Money Market
                     Flag Investors Cash Reserve Prime Shares

                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                   800-767-FLAG
                              www.flaginvestors.com

                                Distributed by:
                             ICC Distributors, Inc.
                                                            EGANN (12/99)